Consolidated statements of income - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2019		Dec. 31, 2018		Dec. 31, 2017
Profit or loss [abstract]
Sales		€ 19,482	[1]	€ 18,121	[2]	€ 17,780
Cost of sales		10,607		9,568		9,600
Gross margin		8,875		8,554		8,181
Selling expenses		4,682		4,500		4,398
General and administrative expenses		631		631		577
Research and development expenses		1,884		1,759		1,764
Other business income		155		88		152
Other business expenses		188		33		76
Income from operations	[3]	1,644		1,719		1,517
Financial income	[3]	117		51		126
Financial expenses	[3]	233		264		263
Investments in associates, net of income taxes	[3]	1		(2)		(4)
Income before taxes		1,529		1,503		1,377
Income tax expense	[3]	337		193		349
Income from continuing operations		1,192	[4],[5]	1,310	[4],[5]	1,028	[6]
Discontinued operations, net of income taxes	[7]	(19)	[4],[5]	(213)	[4],[5]	843	[3],[6]
Net income	[3],[7]	1,173	[5]	1,097	[5]	1,870
Net income attributable to Koninklijke Philips N.V. shareholders	[6]	1,167		1,090		1,657
Net income attributable to non-controlling interests		€ 5		€ 7		€ 214
Income from continuing operations attributable to shareholders		€ 1.31		€ 1.41		€ 1.10
Net income attributable to shareholders	[6]	1.29		1.18		1.78
Income from continuing operations attributable to shareholders		1.30		1.39		1.08
Net income attributable to shareholders	[6]	€ 1.28		€ 1.16		€ 1.75

[1]	Represents revenue from external customers as required by IFRS 8 Operating Segments.
[2]	Represents revenue from external customers as required by IFRS 8 Operating Segments.
[3]	Non-IFRS financial measure. For the definition and reconciliation of the most directly comparable IFRS measure, refer to Reconciliation of non-IFRS information.
[4]	Non-IFRS financial measure. For the definition and reconciliation of the most directly comparable IFRS measure, refer to Reconciliation of non-IFRS information.
[5]	Shareholders in this table refers to shareholders of Koninklijke Philips N.V.
[6]	Shareholders in this table refers to shareholders of Koninklijke Philips N.V.
[7]	The accompanying notes are an integral part of these consolidated financial statements. For a number of reasons, principally the effects of translation differences and consolidation changes, certain items in the statements of cash flows do not correspond to the differences between the balance sheet amounts for the respective items